Value Fund Investment Risks - Value Fund	Dec. 31, 2024
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, political, economic or market developments, or other external factors, such as outbreaks of infectious illnesses or other widespread public health issues, outbreaks of war or sanctions in response to military incursions and natural disasters such as floods, droughts, fires, extreme storms, earthquakes or volcanic eruptions. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities in low interest rate environments.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Securities Risk Equity securities generally have greater price volatility than fixed-income securities. The market price of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting the issuer, equity securities markets generally, particular industries represented in those markets or the issuer itself.
Value Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Value Style Risk The risk that returns on stocks within the value style in which the Fund invests will trail returns of stocks representing other styles or the market overall over any period of time and may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market, economic, and other factors. Investments in value securities may be subject to risks that (1) the issuer’s potential business prospects will not be realized; (2) their potential values will never be recognized by the market; and (3) their value was appropriately priced when acquired and they do not perform as anticipated.
Investing in the United States Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in the United States Risk A decrease in imports or exports, changes in trade regulations, tariffs, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth.The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political instability. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Risk Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments and may exhibit more extreme changes in value than securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, legal, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment. Investments in emerging market countries are likely to involve significant risks. These countries are generally more likely to experience political and economic instability.
Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investment Risk A fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is subject to greater risk than a fund that invests in a more diverse investment portfolio. In addition, the value of such a fund is more susceptible to any single economic, market, political or regulatory or other occurrence affecting, for example, the particular markets, industries, regions, sectors or asset classes in which the fund is invested. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times. For example, the Fund may have a significant portion of its assets invested in securities of companies in the information technology sector. Companies in the information technology sector can be adversely affected by, among other things, intense competition, earnings disappointments, and rapid obsolescence of products and services due to technological innovations or changing consumer preferences.
Preferred Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Preferred Securities Risk The risk that: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Convertible Securities Risk Convertible securities may be subordinate to other debt securities issued by the same issuer. Issuers of convertible securities are often not as strong financially as issuers with higher credit ratings. Convertible securities typically provide yields lower than comparable non-convertible securities. Their values may be more volatile than those of non-convertible securities, reflecting changes in the values of the securities into which they are convertible.
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk The risk that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.
Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Manager Risk The risk that the manager's decisions, including security selection, will cause the Fund to underperform relative to the Fund’s peers. There can be no assurance that the manager's investment techniques and decisions will produce the desired results. The Fund’s ability to achieve its investment objective is dependent upon the manager's ability to identify profitable investment opportunities for the Fund. The past experience of the portfolio manager(s), including with other strategies and funds, does not guarantee future results for the Fund.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money by investing in the Fund.